S000089552 [Member] Investment Objectives and Goals - iShares Large Cap Accelerated Outcome ETF	Jul. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	iSHARES® LARGE CAP ACCELERATED OUTCOME ETF Ticker: TWOXStock Exchange: Cboe BZX
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The iShares Large Cap Accelerated Outcome ETF (the “Fund”) seeks to provide approximately twice the positive share price return of the iShares Core S&P 500 ETF (the “Underlying Fund”), up to an approximate upside limit, while seeking to approximately track the negative share price return of the Underlying Fund, over each full calendar quarter.